CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Revenue
Diagnostic Testing Service	$ 104,011	$ 0	$ 376,696	$ 0				$ 376,696
Product Sales	1,565	0	6,690	0				8,190
Total Revenue	105,576	0	383,386	0	1,500	0	1,500	384,886
Cost of Revenue
Diagnostic Testing Service	(9,000)	0	(29,985)	0				(29,985)
Product Sales	0	0	0	0				(5,164)
Total Cost Of Revenue	(9,000)	0	(29,985)	0	(5,164)	0	(5,164)	(35,149)
Loss on Reduction of Inventory to LCM	(6,077)	0	(29,884)	0	(92,026)	0	(92,026)	(121,910)
Gross Profit	90,499	0	323,517	0	(95,690)	0	(95,690)	227,827
Selling expenses	(87,704)	0	(281,971)	0	(160,851)	(12,204)	(173,055)	(455,026)
General and Administrative expenses	(1,138,467)	(1,274,189)	(3,405,198)	(2,231,906)	(3,172,649)	(1,065,792)	(4,361,299)	(7,766,497)
Total operating expenses	(1,226,171)	(1,274,189)	(3,687,169)	(2,231,906)	(3,333,500)	(1,077,996)	(4,534,353)	(8,221,523)
Operating Loss	(1,135,672)	(1,274,189)	(3,363,652)	(2,231,906)	(3,429,190)	(1,077,996)	(4,630,043)	(7,993,694)
Interest Income	46	2,267	1,219	3,428	4,914	455	5,369	6,588
Interest Expense	(7,756)	(758)	(11,816)	(8,388)	(17,992)	(9,139)	(27,131)	(38,947)
Net Loss before Income Taxes	(1,143,382)	(1,272,680)	(3,374,249)	(2,236,866)	(3,442,269)	(1,086,680)	(4,651,806)	(8,026,053)
Income Taxes	0	0	0	0	0	250	250	250
Net Loss	$ (1,143,382)	$ (1,272,680)	$ (3,374,249)	$ (2,236,866)	$ (3,442,269)	$ (1,086,930)	$ (4,652,056)	$ (8,026,303)
Loss per common share - basic (in dollars per share)					$ (0.38)	$ (0.18)	$ (0.70)
Loss per common share - diluted (in dollars per share)					$ (0.38)	$ (0.18)	$ (0.70)
Loss per common share - basic and diluted (in dollars per share)	$ (0.10)	$ (0.11)	$ (0.30)	$ (0.27)				$ (1.05)
Weighted average shares outstanding, basic (in shares)					9,117,746	5,935,897	6,645,834
Weighted average shares outstanding, diluted (in shares)					9,117,746	6,004,721	6,645,834
Weighted average shares outstanding, basic & diluted (in shares)	11,256,867	11,256,867	11,256,867	8,394,219				7,657,400